Restructuring Level 3 (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes restructuring information:

Restructuring costs expected to be incurred	$19
Cumulative restructuring costs incurred through December 31, 2014	$13

Accrued liability at December 31, 2013	$—
Restructuring charges	13
Payments	(1)
Accrued liability at December 31, 2014	$12
The following table summarizes restructuring information by reporting segment:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Corporate and Other	Total
Restructuring costs expected to be incurred	$14	$—	$5	$19
Cumulative restructuring costs incurred through December 31, 2014	$10	$—	$3	$13

Accrued liability at December 31, 2013	$—	$—	$—	$—
Restructuring charges	10	—	3	13
Payments	(1)	—	—	(1)
Accrued liability at December 31, 2014	$9	$—	$3	$12